Supplemental Information	12 Months Ended
Dec. 31, 2023
Additional information [abstract]
Supplemental Information	SUPPLEMENTAL INFORMATION
Changes in Non-Cash Working Capital Items

	Years Ended December 31
	2023	2022
Trade receivables	$(117,297)	$(54,963)
Prepaids and other assets	(76,882)	(113)
Trade payables	236,560	42,337
Share-based compensation liability	(18,340)	48,375
Dividends payable	18,381	—
Non-cash working capital acquired (note 4)	(230,012)	—
	$(187,590)	$35,636
Changes in non-cash working capital related to:
Operating activities	$(220,895)	$26,072
Financing activities	(3,068)	—
Investing activities	46,810	9,401
Transfers from equity	—	4,791
Foreign currency translation on non-cash working capital	(10,437)	(4,628)
	$(187,590)	$35,636

Income Statement Presentation

Baytex's consolidated statements of income (loss) and comprehensive income (loss) are prepared according to the nature of expense, with the exception of employee compensation costs which are included in both operating expense and general and administrative expense line items.

The following table details the amount of total employee compensation costs included in the operating expense and general and administrative expense.

	Years Ended December 31
	2023	2022
Operating	$17,975	$11,814
General and administrative	49,633	35,935
Total employee compensation costs	$67,608	$47,749